Income Taxes (Details) - Schedule of income tax attributes $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Canadian non-capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 143,103
Expiration date	2042
Canadian capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 2,571
Expiration date	Indefinite
Canadian tax basis of mineral interest [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 406,278
Expiration date	Indefinite
US non-capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 480
Expiration date	2042
US tax basis of mineral interest [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 23,201
Expiration date	Indefinite